Note 26 - Components of Deposits (Detail) - Deutsche Bank AG - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Components of Deposits [Line Items]
Noninterest-bearing demand deposits	€ 174,274	€ 177,915
Interest-bearing deposits
Demand deposits	231,583	197,340
Time deposits	201,626	203,756
Savings deposits	87,097	88,689
Total interest-bearing deposits	520,307	489,786
Total deposits	€ 694,580	€ 667,700